Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Accrued salary and bonus	$ 13,726,474	$ 448,285	$ 14,759,907
Payables for property, plant and equipment	10,810,065	353,039	16,704,590
Accrued employees' compensation and remuneration to directors and supervisors	5,680,710	185,523	10,012,636
Accrued employee insurance	1,260,237	41,157	1,325,330
Accrued utilities	855,475	27,939	847,905
Others	11,909,924	388,959	13,464,732
Other payables	$ 44,242,885	$ 1,444,902	$ 57,115,100